Other Financial Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Schedule of miscellaneous other liabilities
Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Other financial liabilities:
Accounts payable	10,188,192	7,250,633
Accrued expenses	4,339,314	4,694,493
Borrowings from trust accounts	5,207,791	6,769,383
Agency business revenue	271,946	733,990
Foreign exchange payables	887,817	902,564
Domestic exchange settlement credits	1,386,697	7,592,473
Lease liabilities	334,456	527,090
Other miscellaneous financial liabilities	3,520,039	3,857,393
Present value discount	(21,247)	(13,968)

Sub-total	26,115,005	32,314,051

Other liabilities:
Unearned income	390,455	407,525
Other miscellaneous liabilities	413,442	388,973

Sub-total	803,897	796,498

Total	26,918,902	33,110,549